Document and Entity Information	Feb. 23, 2026
Cover [Abstract]
Entity Registrant Name	Flywire Corp
Entity Address, Address Line One	141 TREMONT STREET
Entity Address, Address Line Two	SUITE 10
Amendment Flag	false
Entity Central Index Key	0001580560
Document Type	8-K
Document Period End Date	Feb. 23, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-40430
Entity Tax Identification Number	27-0690799
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	(617)
Local Phone Number	329-4524
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Voting Common Stock, $0.0001 par value per share
Trading Symbol	FLYW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false